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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-05083
                                   -----------

                       Van Eck Worldwide Hard Assets Fund
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                  99 Park Ave. New York, NY                     10016
          -------------------------------------------------------------
          (Address of principal executive offices)           (Zip code)


          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-687-5200
                                                   --------------

Date of fiscal year end: 12/31
                         ------

Date of reporting period: 9/30/04
                         ---------

ITEM 1.  Schedule of Investments.

Worldwide Hard Assets Fund
Schedule of Portfolio Investments
September 30, 2004 (unaudited)

                                   No. of Shares/
Country                           Principal Amount    Security (a)                                                      Value
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK
AUSTRALIA: 5.4%
                                        3,975,540    Aviva Corp. Ltd. +                                             $       106,887
                                        1,923,395    Cooper Energy NL +                                                     356,397
                                          302,606    Newcrest Mining Ltd.                                                 3,401,897
                                          107,447    NGM Resources Ltd. +                                                    10,540
                                        1,811,000    Oil Search Ltd.                                                      1,960,785
                                          532,000    Portman Ltd.                                                           846,605
                                          334,500    Santos Ltd.                                                          1,786,524
                                          198,450    WMC Resources Ltd.                                                     772,932
                                          566,000    Zinifex Ltd. +                                                         863,696
                                                                                                                  -----------------
                                                                                                                         10,106,263
                                                                                                                  -----------------
BRAZIL: 1.3%
                                           67,000    Petroleo Brasileiro S.A. (Sponsored ADR)                             2,361,750
                                                                                                                  -----------------
CANADA: 22.7%
                                          161,500    Abitibi-Consolidated, Inc. +                                         1,019,065
                                          738,500    Bema Gold Corp. +                                                    2,354,578
                                        1,614,800    Brazilian Resources, Inc. +                                            144,081
                                           11,610    Brookfield Homes Corp.                                                 305,924
                                           30,000    Brookfield Properties Corp.                                            965,539
                                           23,050    Brookfield Properties Corp.                           USD              743,593
                                           70,000    Domtar, Inc.                                                           843,875
                                          138,900    Domtar, Inc. Warrants
                                                     (CAD 17.55, expiring 12/23/04) +                                     1,672,356
                                           63,850    Ensign Resources Service Group, Inc.                                 1,172,326
                                           83,000    First Capital Realty, Inc.                                           1,109,212
                                           80,000    FNX Mining Co., Inc. +                                                 406,075
                                          725,000    Killam Properties, Inc. +                                            1,092,517
                                          380,000    Kinross Gold Corp. +                                                 2,576,400
                                        1,080,000    Miramar Mining Corp. +                                               1,370,504
                                        1,072,000    Northern Orion Resources, Inc. +                                     2,720,704
                                          536,000    Northern Orion Resources, Inc. Warrants
                                                     (CAD 2.00, expiring 5/29/08) +                                         680,176
                                           25,000    NQL Drilling Tools, Inc. (Class A) +                                    27,164
                                           33,000    Penn West Petroleum Ltd.                                             1,830,789
                                           51,600    Petro-Canada                                                         2,680,620
                                           68,600    Placer Dome, Inc.                                                    1,363,768
                                          100,000    SFK Pulp Fund                                                          658,286
                                           27,200    Suncor Energy, Inc.                                                    871,539
                                           48,800    Suncor Energy, Inc. USD                                              1,562,088
                                          213,000    Talisman Energy, Inc.                                                5,539,335
                                          350,000    TimberWest Forest Corp.                                              3,886,267
                                           49,400    Trican Well Service Ltd. +                                           1,880,636
                                          900,000    Wheaton River Minerals Ltd. +                                        2,833,803
                                                                                                                  -----------------
                                                                                                                         42,311,220
                                                                                                                  -----------------
CHINA: 0.6%
                                        1,650,000    Aluminum Corporation of China Ltd. +                                 1,068,721
                                                                                                                  -----------------
FINLAND: 1.0%
                                          144,000    Storo Enso Oyj (R Shares)                                            1,947,433
                                                                                                                  -----------------
FRANCE: 1.8%
                                           32,500    Total Fina Elf SA (Sponsored ADR)                                    3,320,525
                                                                                                                  -----------------
HONG KONG: 0.7%
                                          145,600    Sun Hung Kai Properties Ltd.                                         1,372,581
                                                                                                                  -----------------
PERU: 0.6%
                                           49,900    Compania de Minas Buenaventura S.A. (Sponsored ADR) +                1,185,125
                                                                                                                  -----------------
RUSSIA: 0.6%
                                           18,750    JSC MMC Norilsk Nickel (ADR)                                         1,190,625
                                                                                                                  -----------------
SOUTH AFRICA: 5.4%
                                           39,100    Anglo American PLC                                                     938,621
                                           46,000    AngloGold Ltd. (Sponsored ADR) +                                     1,789,400
                                          100,000    Gold Fields Ltd. (Sponsored ADR)                                     1,365,000
                                           28,000    Impala Platinum Holdings Ltd.                                        2,249,501
                                          377,600    Randgold Resources Ltd. (ADR) +                                      3,726,912
                                                                                                                  -----------------
                                                                                                                         10,069,434
                                                                                                                  -----------------
UNITED KINGDOM: 3.3%
                                          100,978    BHP Billiton PLC                                                     1,063,835
                                           88,000    BP PLC (Sponsored ADR) +                                             5,062,640
                                                                                                                  -----------------
                                                                                                                          6,126,475
                                                                                                                  -----------------
UNITED STATES: 52.2%
                                           42,500    Agnico-Eagle Mines Ltd. Warrants
                                                     (USD 19.00, expiring 11/14/07)+                                        135,150
                                           55,420    Alcoa, Inc.                                                          1,861,558
                                           26,000    AMB Property Corp.                                                     962,520
                                           73,000    Apache Corp.                                                         3,658,030
                                           69,000    BJ Services Co.                                                      3,616,290
                                           12,000    Boston Properties, Inc.                                                664,680
                                           65,300    Bunge Ltd.                                                           2,610,694
                                           52,000    Chicago Bridge & Iron Corp.                                          1,559,480
                                           22,000    ConocoPhillips                                                       1,822,700
                                           73,100    Cooper Cameron Corp. +                                               4,008,804
                                           69,400    Crescent Real Estate Equities Co.                                    1,092,356
                                           52,700    Ensco International, Inc.                                            1,721,709
                                           55,500    FirstEnergy Corp.                                                    2,279,940
                                           31,000    FMC Technologies Inc. +                                              1,035,400
                                           24,000    Forest Oil Corp. +                                                     722,880
                                           49,200    Frontier Oil Corp.                                                   1,161,612
                                          165,800    Glamis Gold Ltd. +                                                   3,105,434
                                          132,000    GlobalSantaFe Corp.                                                  4,045,800
                                           90,000    Golden Star Resources Ltd. Warrants
                                                     ($1.50, expiring 12/12/04) + *                                         339,300
                                           39,600    Graftech, Inc. +                                                       552,420
                                          227,000    Halliburton Co.                                                      7,647,630
                                          199,200    Hecla Mining Co. +                                                   1,482,048
                                           60,750    Kerr-McGee Corp.                                                     3,477,938
                                           81,600    Key Energy Group +                                                     901,680
                                          181,200    La Quinta Corp. +                                                    1,413,360
                                           33,600    Marathon Oil                                                         1,387,008
                                           40,300    Massey Energy                                                        1,165,879
                                          146,700    McDermott International, Inc. +                                      1,731,060
                                           31,000    Murphy Oil Corp.                                                     2,689,870
                                          153,100    Nabors Industries, Inc. +                                            7,249,285
                                            2,700    National-OilWell, Inc. +                                                88,722
                                           34,000    Newfield Exploration Co. +                                           2,082,160
                                           89,000    Occidental Petroleum Corp.                                           4,977,770
                                           86,450    Parker Drilling Co. +                                                  317,272
                                           19,300    Patina Oil & Gas Corp. +                                               570,701
                                           39,750    Peabody Energy Co.                                                   2,365,125
                                           60,398    PetroKazakhstan, Inc. (Class A)                                      2,069,839
                                           49,600    Pioneer Natural Resources                                            1,710,208
                                           88,000    Plains Exploration & Production +                                    2,099,680
                                           91,000    Pope & Talbot, Inc.                                                  1,601,600
                                           84,500    Premcor, Inc. +                                                      3,253,250
                                          141,000    Pride International, Inc. +                                          2,790,390
                                           20,000    Starwood Hotels & Resorts Worldwide, Inc                               928,400
                                           44,100    Tidewater, Inc.                                                      1,435,455
                                           47,000    Weatherford International Ltd. +                                     2,397,940
                                           37,000    Weyerhaeuser Co.                                                     2,459,760
                                                                                                                  -----------------
                                                                                                                         97,250,787
                                                                                                                  -----------------
Total Common Stocks and Other Investments: 95.6%
(Cost: $134,303,165)                                                                                                    178,310,939
                                                                                                                  -----------------
Prefered Stock: 0.6%
Russia: 0.6%
                                           22,200    Surgutneftegaz, Inc. Preferred Stock
                                                     (Sponsored ADR) +
                                                     (Cost: $73,370)                                                      1,065,600
                                                                                                                  -----------------
Corporate Note
United States: 0.0%
                                           52,000    Brookfield Homes Corp.
                                                     12.00% 6/30/20
                                                     (Cost: $52,000)                                                         54,210
                                                                                                                  -----------------
Options Purchased: 0.0%
Australia:
                                           39,755    Aviva Corp. Ltd.
                                                     Call Option-Strike AUD 0.10,
                                                     expiring 12/31/05
                                                     (Premiums paid: $11,068)                                                14,444
                                                                                                                  -----------------

                                                                                              Date of    Interest
Short-Term Obligation: 3.5%                                                                    Matury      Rate
                                      ---------------------------------------------------------------------------
                                      6,430,000      Repurchase Agreement Purchased on
                                                     9/30/04; maturity value $6,430,295
                                                     (with State Street Bank & Trust Co.,
                                                     collateralized by $6,195,000 Federal
                                                     National Mortgage Association 1.57%
                                                     due 8/25/05 with a value of $6,562,025)
                                                     (Cost: $6,430,000)                       10/01/04     1.65%          6,430,000
                                                                                                                   ----------------

Total Investments: 99.7%
(Cost: $141,169,603)(b)                                                                                                 185,875,193
Other assets less liabilities: 0.3%                                                                                         543,877
                                                                                                                   ----------------

Net Assets: 100%                                                                                                      $ 186,419,070
                                                                                                                   ================

----------
(a)  Unless otherwise indicated, securities owned are shares of common stock.

(b) For federal income tax purposes, the identified cost of investments owned, at September 30, 2004 was substantively the same book cost. At September 30, 2004, net unrealized appreciation for federal income tax purposes aggregated $44,705,590, of which $46,632,617 related to appreciated securities and $1,927,027 related to depreciated securities.

+    Non-income producing

* Fair value as determined by a valuation committee under the direction of the Board of Trustees.

Glossary:

ADR-American Depositary Receipt


Summary of Investments by Industry                               % of Net Assets
----------------------------------                               ---------------
Agriculture                                                                1.4%
Energy                                                                    57.5%
Industrial Metals                                                          6.9%
Paper & Forest Products                                                    7.6%
Precious Metals                                                           15.9%
Real Estate                                                                5.7%
Other                                                                      1.2%
Short-Term Obligation                                                      3.5%
Other assets less liabilities                                              0.3%
                                                                 ---------------
                                                                         100.0%
                                                                 ===============


For additional information regarding the accounting policies if the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Worldwide Hard Assets Fund


By   Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

     /s/ Bruce J. Smith, Chief Financial Officer
     --------------------------------------------------

Date November 23, 2004
     -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Hard Assets Fund
     -------------------------------------------------------------------------

Date November 23, 2004
     -----------------


By   /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund
     -----------------------------------------------------------------------

Date November 23, 2004
     -----------------